Calvert
US Large-Cap Value Responsible Index Fund
December 31, 2022
Schedule of Investments (Unaudited)

Common Stocks — 99.5%

Security	Shares	Value
Aerospace & Defense — 0.1%
Curtiss-Wright Corp.	7,804	$ 1,303,190
Hexcel Corp.	1,631	95,984
Woodward, Inc.	11,811	1,141,061
		$ 2,540,235
Air Freight & Logistics — 1.1%
C.H. Robinson Worldwide, Inc.	26,730	$ 2,447,399
FedEx Corp.	48,084	8,328,149
GXO Logistics, Inc.(1)	11,160	476,420
United Parcel Service, Inc., Class B	49,883	8,671,661
		$19,923,629
Airlines — 0.2%
Alaska Air Group, Inc.(1)	33,105	$1,421,529
American Airlines Group, Inc.(1)	137,609	1,750,386
Southwest Airlines Co.(1)	503	16,936
		$3,188,851
Auto Components — 0.4%
Autoliv, Inc.	22,941	$1,756,822
BorgWarner, Inc.	62,666	2,522,306
Gentex Corp.	14,204	387,343
Lear Corp.	13,400	1,661,868
		$6,328,339
Automobiles — 1.3%
Ford Motor Co.	742,417	$8,634,310
General Motors Co.	263,616	8,868,042
Harley-Davidson, Inc.	38,598	1,605,677
Rivian Automotive, Inc., Class A(1)	134,719	2,482,871
Thor Industries, Inc.	13,880	1,047,801
		$22,638,701
Banks — 14.1%
Bank of America Corp.	1,041,510	$34,494,811
Bank OZK	30,556	1,224,073
BOK Financial Corp.	7,900	819,941
Cadence Bank	49,544	1,221,755
Citigroup, Inc.	322,262	14,575,910
Citizens Financial Group, Inc.	133,179	5,243,257
Comerica, Inc.	35,003	2,339,951
Commerce Bancshares, Inc.	32,368	2,203,290
Cullen/Frost Bankers, Inc.	16,007	2,140,136
East West Bancorp, Inc.	37,934	2,499,851
Security	Shares	Value
Banks (continued)
F.N.B. Corp.	93,643	$ 1,222,041
Fifth Third Bancorp	171,643	5,631,607
First Citizens Bancshares, Inc., Class A	2,959	2,243,987
First Financial Bankshares, Inc.	21,449	737,846
First Horizon Corp.	141,818	3,474,541
First Interstate BancSystem, Inc., Class A	24,636	952,181
First Republic Bank	33,871	4,128,536
Glacier Bancorp, Inc.	28,341	1,400,612
Hancock Whitney Corp.	23,119	1,118,728
Home BancShares, Inc.	52,105	1,187,473
Huntington Bancshares, Inc.	384,225	5,417,573
JPMorgan Chase & Co.	421,144	56,475,410
KeyCorp	250,354	4,361,167
M&T Bank Corp.	39,914	5,789,925
Old National Bancorp	78,397	1,409,578
Pinnacle Financial Partners, Inc.	19,141	1,404,949
PNC Financial Services Group, Inc. (The)	71,845	11,347,199
Popular, Inc.	20,454	1,356,509
Prosperity Bancshares, Inc.	23,831	1,732,037
Regions Financial Corp.	251,243	5,416,799
ServisFirst Bancshares, Inc.	7,267	500,769
Signature Bank	16,905	1,947,794
SouthState Corp.	19,979	1,525,596
SVB Financial Group(1)	5,819	1,339,185
Synovus Financial Corp.	38,975	1,463,511
Truist Financial Corp.	238,453	10,260,633
U.S. Bancorp	264,247	11,523,812
UMB Financial Corp.	12,907	1,077,993
United Bankshares, Inc.	33,651	1,362,529
Valley National Bancorp	114,132	1,290,833
Webster Financial Corp.	47,482	2,247,798
Wells Fargo & Co.	583,729	24,102,170
Western Alliance Bancorp	28,337	1,687,752
Wintrust Financial Corp.	15,286	1,291,973
Zions Bancorp NA	40,141	1,973,332
		$247,167,353
Beverages — 2.6%
Coca-Cola Co. (The)	243,164	$15,467,662
Coca-Cola Consolidated, Inc.	559	286,409
Keurig Dr Pepper, Inc.	187,899	6,700,478
PepsiCo, Inc.	128,060	23,135,320
		$45,589,869
Biotechnology — 2.1%
AbbVie, Inc.	55,698	$9,001,354

Calvert
US Large-Cap Value Responsible Index Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Biotechnology (continued)
Alkermes PLC(1)	29,278	$ 765,034
Amgen, Inc.	9,035	2,372,953
Apellis Pharmaceuticals, Inc.(1)	32,518	1,681,506
Biogen, Inc.(1)	14,797	4,097,585
Biohaven, Ltd.(1)	10,940	151,847
Exelixis, Inc.(1)	16,145	258,966
Gilead Sciences, Inc.	144,032	12,365,147
Ionis Pharmaceuticals, Inc.(1)	14,919	563,491
Moderna, Inc.(1)	18,957	3,405,056
Sarepta Therapeutics, Inc.(1)	5,962	772,556
United Therapeutics Corp.(1)	6,937	1,929,110
		$37,364,605
Building Products — 1.5%
Allegion PLC	4,497	$473,354
Carlisle Cos., Inc.	2,992	705,065
Carrier Global Corp.	166,074	6,850,552
Fortune Brands Innovations, Inc.	21,845	1,247,568
Johnson Controls International PLC	102,071	6,532,544
Lennox International, Inc.	179	42,822
Masco Corp.	2,147	100,200
Masterbrand, Inc.	21,845	164,930
Owens Corning	39,069	3,332,586
Trane Technologies PLC	35,432	5,955,765
UFP Industries, Inc.	12,131	961,382
		$26,366,768
Capital Markets — 6.6%
Affiliated Managers Group, Inc.	8,944	$1,416,998
Ameriprise Financial, Inc.	21,601	6,725,903
Bank of New York Mellon Corp. (The)	171,352	7,799,943
BlackRock, Inc.	20,424	14,473,059
Carlyle Group, Inc. (The)	51,963	1,550,576
Cboe Global Markets, Inc.	5,492	689,081
Charles Schwab Corp. (The)	133,720	11,133,527
CME Group, Inc.	62,884	10,574,573
Evercore, Inc., Class A	9,918	1,081,855
Franklin Resources, Inc.	76,686	2,022,977
Goldman Sachs Group, Inc. (The)	53,654	18,423,711
Houlihan Lokey, Inc.	1,439	125,423
Interactive Brokers Group, Inc., Class A	25,408	1,838,269
Intercontinental Exchange, Inc.	81,332	8,343,850
Invesco, Ltd.	121,608	2,187,728
Jefferies Financial Group, Inc.	50,865	1,743,652
KKR & Co., Inc.	36,209	1,680,822
Nasdaq, Inc.	33,282	2,041,851
Security	Shares	Value
Capital Markets (continued)
Northern Trust Corp.	54,123	$ 4,789,344
Raymond James Financial, Inc.	45,930	4,907,621
State Street Corp.	85,002	6,593,605
Stifel Financial Corp.	27,875	1,627,064
T. Rowe Price Group, Inc.	32,037	3,493,955
Tradeweb Markets, Inc., Class A	2,500	162,325
Virtu Financial, Inc., Class A	24,490	499,841
		$ 115,927,553
Chemicals — 2.4%
Air Products & Chemicals, Inc.	25,630	$7,900,704
Ashland, Inc.	18,661	2,006,617
Avient Corp.	34,690	1,171,135
Axalta Coating Systems, Ltd.(1)	47,943	1,221,108
Cabot Corp.	2,500	167,100
Celanese Corp.	32,567	3,329,650
Eastman Chemical Co.	46,427	3,781,015
Ecolab, Inc.	30,175	4,392,273
Element Solutions, Inc.	14,852	270,158
FMC Corp.	22,660	2,827,968
Huntsman Corp.	76,784	2,110,024
International Flavors & Fragrances, Inc.	40,582	4,254,617
Mosaic Co. (The)	87,508	3,838,976
PPG Industries, Inc.	34,087	4,286,099
		$41,557,444
Commercial Services & Supplies — 0.7%
Cintas Corp.	15	$6,774
Clean Harbors, Inc.(1)	11,255	1,284,421
IAA, Inc.(1)	3,500	140,000
Republic Services, Inc.	31,328	4,040,999
Stericycle, Inc.(1)	36,140	1,803,024
Tetra Tech, Inc.	6,247	907,002
Waste Management, Inc.	30,591	4,799,116
		$12,981,336
Communications Equipment — 1.4%
Ciena Corp.(1)	11,616	$592,184
Cisco Systems, Inc.	480,645	22,897,928
Juniper Networks, Inc.	52,585	1,680,616
		$25,170,728
Construction & Engineering — 0.6%
AECOM	30,059	$2,552,911
EMCOR Group, Inc.	19,680	2,914,805
MasTec, Inc.(1)	16,069	1,371,167

Calvert
US Large-Cap Value Responsible Index Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Construction & Engineering (continued)
Quanta Services, Inc.	11,064	$ 1,576,620
Valmont Industries, Inc.	2,427	802,536
WillScot Mobile Mini Holdings Corp.(1)	20,394	921,197
		$ 10,139,236
Construction Materials — 0.1%
Vulcan Materials Co.	10,907	$ 1,909,925
		$ 1,909,925
Consumer Finance — 1.9%
Ally Financial, Inc.	79,558	$1,945,193
American Express Co.	75,337	11,131,042
Capital One Financial Corp.	77,565	7,210,442
Credit Acceptance Corp.(1)(2)	852	404,189
Discover Financial Services	62,839	6,147,539
OneMain Holdings, Inc.	33,715	1,123,047
SLM Corp.	68,630	1,139,258
SoFi Technologies, Inc.(1)	191,398	882,345
Synchrony Financial	122,101	4,012,239
		$33,995,294
Containers & Packaging — 1.4%
AptarGroup, Inc.	14,255	$1,567,765
Avery Dennison Corp.	9,768	1,768,008
Ball Corp.	63,330	3,238,696
Berry Global Group, Inc.	52,713	3,185,447
Crown Holdings, Inc.	18,725	1,539,382
Graphic Packaging Holding Co.	48,159	1,071,538
Packaging Corp. of America	30,001	3,837,428
Silgan Holdings, Inc.	34,097	1,767,588
Sonoco Products Co.	35,049	2,127,825
WestRock Co.	103,900	3,653,124
		$23,756,801
Distributors — 0.5%
Genuine Parts Co.	29,059	$5,042,027
LKQ Corp.	55,978	2,989,785
		$8,031,812
Diversified Consumer Services — 0.1%
ADT, Inc.	34,762	$315,291
Service Corp. International	33,677	2,328,428
		$2,643,719
Diversified Financial Services — 0.3%
Equitable Holdings, Inc.	101,161	$2,903,321
Security	Shares	Value
Diversified Financial Services (continued)
Voya Financial, Inc.	27,251	$ 1,675,664
		$ 4,578,985
Diversified Telecommunication Services — 2.8%
AT&T, Inc.	1,132,251	$ 20,844,741
Iridium Communications, Inc.(1)	12,487	641,832
Lumen Technologies, Inc.	245,549	1,281,765
Verizon Communications, Inc.	650,400	25,625,760
		$ 48,394,098
Electric Utilities — 1.9%
Alliant Energy Corp.	81,861	$4,519,546
Avangrid, Inc.	31,486	1,353,268
Constellation Energy Corp.	73,565	6,342,039
Eversource Energy	80,961	6,787,770
Hawaiian Electric Industries, Inc.	45,146	1,889,360
NRG Energy, Inc.	96,592	3,073,557
Portland General Electric Co.	36,935	1,809,815
Xcel Energy, Inc.	108,050	7,575,386
		$33,350,741
Electrical Equipment — 1.9%
Acuity Brands, Inc.	7,515	$1,244,559
AMETEK, Inc.	20,557	2,872,224
Atkore, Inc.(1)	2,385	270,507
ChargePoint Holdings, Inc.(1)(2)	79,248	755,233
Eaton Corp. PLC	54,672	8,580,770
Emerson Electric Co.	82,535	7,928,312
Hubbell, Inc.	16,967	3,981,816
nVent Electric PLC	48,684	1,872,874
Plug Power, Inc.(1)(2)	101,765	1,258,833
Regal Rexnord Corp.	25,681	3,081,206
Sensata Technologies Holding PLC	25,362	1,024,118
Sunrun, Inc.(1)	37,757	906,923
		$33,777,375
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class A	10,984	$836,322
Arrow Electronics, Inc.(1)	14,767	1,544,185
Avnet, Inc.	21,845	908,315
CDW Corp.	5,961	1,064,515
Corning, Inc.	104,701	3,344,150
IPG Photonics Corp.(1)	5,180	490,391
Jabil, Inc.	31,238	2,130,432
Littelfuse, Inc.	3,225	710,145
National Instruments Corp.	7,227	266,676

Calvert
US Large-Cap Value Responsible Index Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Rogers Corp.(1)	792	$ 94,517
TD SYNNEX Corp.	9,713	919,918
Teledyne Technologies, Inc.(1)	2,671	1,068,160
		$ 13,377,726
Energy Equipment & Services — 0.1%
Baker Hughes Co.	33,819	$ 998,675
		$ 998,675
Entertainment — 0.5%
AMC Entertainment Holdings, Inc., Class A(1)(2)	108,932	$443,353
Liberty Media Corp.-Liberty Formula One, Class A(1)	6,526	348,684
Live Nation Entertainment, Inc.(1)	38,925	2,714,630
Warner Bros. Discovery, Inc.(1)	547,010	5,185,655
Warner Music Group Corp., Class A	9,351	327,472
		$9,019,794
Food & Staples Retailing — 3.5%
Albertsons Cos., Inc., Class A	45,596	$945,661
BJ's Wholesale Club Holdings, Inc.(1)	24,781	1,639,511
Casey's General Stores, Inc.	8,980	2,014,663
Costco Wholesale Corp.	35,072	16,010,368
Kroger Co. (The)	150,894	6,726,854
Sysco Corp.	74,553	5,699,577
US Foods Holding Corp.(1)	36,306	1,235,130
Walmart, Inc.	190,305	26,983,346
		$61,255,110
Food Products — 3.5%
Bunge, Ltd.	43,725	$4,362,443
Campbell Soup Co.	57,723	3,275,780
Conagra Brands, Inc.	135,043	5,226,164
Flowers Foods, Inc.	48,807	1,402,713
General Mills, Inc.	103,573	8,684,596
Hershey Co. (The)	3,047	705,594
Hormel Foods Corp.	47,377	2,158,023
Ingredion, Inc.	18,945	1,855,284
JM Smucker Co. (The)	30,266	4,795,951
Kellogg Co.	72,543	5,167,963
Kraft Heinz Co. (The)	179,982	7,327,067
McCormick & Co., Inc.	30,723	2,546,630
Mondelez International, Inc., Class A	181,265	12,081,312
Post Holdings, Inc.(1)	16,470	1,486,582
		$61,076,102
Security	Shares	Value
Gas Utilities — 0.2%
New Jersey Resources Corp.	25,596	$ 1,270,073
ONE Gas, Inc.	22,090	1,672,655
		$ 2,942,728
Health Care Equipment & Supplies — 1.7%
Abbott Laboratories	55,137	$ 6,053,491
Baxter International, Inc.	12,240	623,873
Becton, Dickinson and Co.	21,823	5,549,589
DENTSPLY SIRONA, Inc.	59,437	1,892,474
Envista Holdings Corp.(1)	48,801	1,643,130
Integra LifeSciences Holdings Corp.(1)	2,416	135,465
iRhythm Technologies, Inc.(1)	8,234	771,279
Medtronic PLC	166,696	12,955,613
Teleflex, Inc.	2,686	670,506
		$30,295,420
Health Care Providers & Services — 4.1%
agilon health, Inc.(1)	71,224	$1,149,555
AMN Healthcare Services, Inc.(1)	2,991	307,535
Centene Corp.(1)	106,311	8,718,565
CVS Health Corp.	207,387	19,326,395
DaVita, Inc.(1)	2,388	178,312
Elevance Health, Inc.	25,150	12,901,195
Encompass Health Corp.	29,768	1,780,424
Enhabit, Inc.(1)	14,884	195,873
Ensign Group, Inc. (The)	6,741	637,766
Henry Schein, Inc.(1)	33,404	2,667,977
Humana, Inc.	16,730	8,568,939
Laboratory Corp. of America Holdings	20,223	4,762,112
LHC Group, Inc.(1)	597	96,529
Molina Healthcare, Inc.(1)	5,958	1,967,451
Option Care Health, Inc.(1)	37,108	1,116,580
Premier, Inc., Class A	39,163	1,369,922
Quest Diagnostics, Inc.	32,593	5,098,849
		$70,843,979
Hotels, Restaurants & Leisure — 1.2%
Airbnb, Inc., Class A(1)	2,309	$197,419
Aramark	45,200	1,868,568
Darden Restaurants, Inc.	33,973	4,699,485
Hilton Grand Vacations, Inc.(1)	13,156	507,032
Marriott International, Inc., Class A	18,667	2,779,330
Starbucks Corp.	72,181	7,160,355
Texas Roadhouse, Inc.	9,743	886,126
Travel + Leisure Co.	24,329	885,576
Vail Resorts, Inc.	2,313	551,303

Calvert
US Large-Cap Value Responsible Index Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Wyndham Hotels & Resorts, Inc.	16,847	$ 1,201,360
		$ 20,736,554
Household Durables — 1.3%
D.R. Horton, Inc.	74,377	$ 6,629,966
Helen of Troy, Ltd.(1)	463	51,351
Leggett & Platt, Inc.	29,726	958,069
Lennar Corp., Class A	67,388	6,098,614
Mohawk Industries, Inc.(1)	11,697	1,195,667
Newell Brands, Inc.	92,523	1,210,201
PulteGroup, Inc.	92,692	4,220,267
Tempur Sealy International, Inc.	148	5,081
TopBuild Corp.(1)	208	32,550
Whirlpool Corp.	12,346	1,746,465
		$22,148,231
Household Products — 1.8%
Church & Dwight Co., Inc.	9,690	$781,111
Clorox Co. (The)	6,906	969,119
Colgate-Palmolive Co.	17,036	1,342,266
Kimberly-Clark Corp.	41,460	5,628,195
Procter & Gamble Co. (The)	145,502	22,052,283
		$30,772,974
Independent Power and Renewable Electricity Producers — 0.4%
AES Corp. (The)	165,315	$4,754,460
Brookfield Renewable Corp., Class A	48,402	1,332,991
Ormat Technologies, Inc.(2)	10,548	912,191
		$6,999,642
Insurance — 7.3%
Aflac, Inc.	116,156	$8,356,263
Allstate Corp. (The)	56,963	7,724,183
American Financial Group, Inc.	18,229	2,502,477
American International Group, Inc.	146,004	9,233,293
Arch Capital Group, Ltd.(1)	94,449	5,929,508
Assurant, Inc.	11,498	1,437,940
Axis Capital Holdings, Ltd.	20,984	1,136,703
Brown & Brown, Inc.	14,187	808,233
Cincinnati Financial Corp.	42,278	4,328,844
Enstar Group, Ltd.(1)	3,649	843,065
Erie Indemnity Co., Class A	3,081	766,306
Everest Re Group, Ltd.	10,412	3,449,183
F&G Annuities & Life, Inc.(1)	4,856	97,169
Fidelity National Financial, Inc.	71,421	2,686,858
First American Financial Corp.	30,943	1,619,557
Security	Shares	Value
Insurance (continued)
Globe Life, Inc.	25,963	$ 3,129,840
Hanover Insurance Group, Inc. (The)	9,504	1,284,275
Hartford Financial Services Group, Inc. (The)	79,788	6,050,324
Lincoln National Corp.	41,853	1,285,724
Markel Corp.(1)	3,581	4,717,932
Marsh & McLennan Cos., Inc.	23,547	3,896,558
MetLife, Inc.	127,707	9,242,156
Old Republic International Corp.	76,999	1,859,526
Primerica, Inc.	8,262	1,171,717
Principal Financial Group, Inc.	65,581	5,503,557
Progressive Corp. (The)	38,319	4,970,357
Prudential Financial, Inc.	77,894	7,747,337
Reinsurance Group of America, Inc.	17,985	2,555,489
RenaissanceRe Holdings, Ltd.	651	119,934
RLI Corp.	4,498	590,452
Selective Insurance Group, Inc.	16,010	1,418,646
Travelers Cos., Inc. (The)	46,747	8,764,595
Unum Group	53,933	2,212,871
W.R. Berkley Corp.	48,224	3,499,616
Willis Towers Watson PLC	25,807	6,311,876
		$127,252,364
Interactive Media & Services — 0.0%(3)
IAC, Inc.(1)	6,068	$269,419
		$269,419
Internet & Direct Marketing Retail — 0.0%(3)
Wayfair, Inc., Class A(1)	6,016	$197,866
		$197,866
IT Services — 2.8%
Affirm Holdings, Inc.(1)(2)	46,761	$452,179
Amdocs, Ltd.	14,799	1,345,229
Automatic Data Processing, Inc.	25,717	6,142,763
Broadridge Financial Solutions, Inc.	3,048	408,828
Cloudflare, Inc., Class A(1)	66,125	2,989,511
Cognizant Technology Solutions Corp., Class A	62,961	3,600,740
Concentrix Corp.	2,920	388,827
DXC Technology Co.(1)	51,865	1,374,422
Genpact, Ltd.	10,315	477,791
International Business Machines Corp.	135,937	19,152,164
Marqeta, Inc., Class A(1)	91,289	557,776
Paychex, Inc.	17,618	2,035,936
Snowflake, Inc., Class A(1)	57,083	8,193,694
SS&C Technologies Holdings, Inc.	9,900	515,394
Thoughtworks Holding, Inc.(1)(2)	5,000	50,950

Calvert
US Large-Cap Value Responsible Index Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
IT Services (continued)
Toast, Inc., Class A(1)(2)	60,806	$ 1,096,332
		$ 48,782,536
Leisure Products — 0.2%
Brunswick Corp.	25,576	$ 1,843,518
Hasbro, Inc.	12,009	732,669
Mattel, Inc.(1)	72,261	1,289,136
		$ 3,865,323
Life Sciences Tools & Services — 0.0%(3)
Azenta, Inc.	5,587	$325,275
Illumina, Inc.(1)	1,896	383,371
PerkinElmer, Inc.	1,000	140,220
		$848,866
Machinery — 5.8%
AGCO Corp.	25,025	$3,470,717
Caterpillar, Inc.	62,698	15,019,933
CNH Industrial NV	304,088	4,883,653
Cummins, Inc.	28,072	6,801,565
Deere & Co.	22,198	9,517,615
Donaldson Co., Inc.	23,424	1,378,971
Dover Corp.	27,101	3,669,746
Flowserve Corp.	37,508	1,150,745
Fortive Corp.	69,159	4,443,466
IDEX Corp.	6,180	1,411,079
Illinois Tool Works, Inc.	21,867	4,817,300
Ingersoll Rand, Inc.	98,059	5,123,583
ITT, Inc.	21,852	1,772,197
Lincoln Electric Holdings, Inc.	3,859	557,587
Middleby Corp. (The)(1)	9,101	1,218,624
Nordson Corp.	2,563	609,276
Oshkosh Corp.	26,859	2,368,695
PACCAR, Inc.	73,157	7,240,348
Parker-Hannifin Corp.	17,385	5,059,035
Pentair PLC	32,606	1,466,618
Snap-on, Inc.	17,327	3,959,046
Stanley Black & Decker, Inc.	54,675	4,107,186
Timken Co. (The)	26,695	1,886,536
Watts Water Technologies, Inc., Class A	4,099	599,397
Westinghouse Air Brake Technologies Corp.	45,422	4,533,570
Xylem, Inc.	38,478	4,254,513
		$101,321,001
Media — 2.3%
Altice USA, Inc., Class A(1)	50,749	$233,446
Security	Shares	Value
Media (continued)
Cable One, Inc.	426	$ 303,252
Charter Communications, Inc., Class A(1)	4,493	1,523,576
Comcast Corp., Class A	666,189	23,296,629
Interpublic Group of Cos., Inc. (The)	130,881	4,359,646
New York Times Co. (The), Class A	16,394	532,149
Omnicom Group, Inc.	64,132	5,231,247
Paramount Global, Class B	200,280	3,380,727
Sirius XM Holdings, Inc.	20,000	116,800
TEGNA, Inc.	75,040	1,590,098
		$40,567,570
Metals & Mining — 1.1%
Commercial Metals Co.	49,882	$2,409,301
Nucor Corp.	53,547	7,058,030
Reliance Steel & Aluminum Co.	21,050	4,261,362
Steel Dynamics, Inc.	49,276	4,814,265
		$18,542,958
Multiline Retail — 1.0%
Dillard's, Inc., Class A(2)	779	$251,773
Dollar General Corp.	9,758	2,402,907
Dollar Tree, Inc.(1)	17,334	2,451,721
Kohl's Corp.	25,589	646,122
Macy's, Inc.	58,581	1,209,698
Nordstrom, Inc.(2)	29,251	472,111
Target Corp.	65,438	9,752,880
		$17,187,212
Multi-Utilities — 1.3%
Ameren Corp.	64,422	$5,728,404
CMS Energy Corp.	84,994	5,382,670
Consolidated Edison, Inc.	76,515	7,292,645
Sempra Energy	30,392	4,696,780
		$23,100,499
Oil, Gas & Consumable Fuels — 0.1%
Enviva, Inc.(2)	7,750	$410,518
New Fortress Energy, Inc.(2)	13,734	582,596
		$993,114
Paper & Forest Products — 0.0%(3)
Louisiana-Pacific Corp.	603	$35,698
		$35,698

Calvert
US Large-Cap Value Responsible Index Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Personal Products — 0.0%(3)
Coty, Inc., Class A(1)	71,499	$ 612,031
		$ 612,031
Pharmaceuticals — 2.6%
Elanco Animal Health, Inc.(1)	123,944	$ 1,514,596
Merck & Co., Inc.	181,024	20,084,613
Organon & Co.	49,190	1,373,877
Perrigo Co. PLC	44,704	1,523,959
Pfizer, Inc.	395,506	20,265,727
		$44,762,772
Professional Services — 0.5%
Alight, Inc., Class A(1)	62,528	$522,734
ASGN, Inc.(1)	14,928	1,216,333
Booz Allen Hamilton Holding Corp.	16,429	1,717,159
Dun & Bradstreet Holdings, Inc.	40,531	496,910
FTI Consulting, Inc.(1)	1,651	262,179
ManpowerGroup, Inc.	15,818	1,316,216
Robert Half International, Inc.	8,347	616,259
Science Applications International Corp.	12,992	1,441,203
TriNet Group, Inc.(1)	5,550	376,290
Verisk Analytics, Inc.	3,845	678,335
		$8,643,618
Real Estate Management & Development — 0.5%
CBRE Group, Inc., Class A(1)	64,136	$4,935,907
Howard Hughes Corp. (The)(1)	15,810	1,208,200
Jones Lang LaSalle, Inc.(1)	20,208	3,220,549
		$9,364,656
Road & Rail — 1.3%
Avis Budget Group, Inc.(1)	6,042	$990,465
J.B. Hunt Transport Services, Inc.	3,349	583,932
Knight-Swift Transportation Holdings, Inc.	40,366	2,115,582
Landstar System, Inc.	2,205	359,194
Norfolk Southern Corp.	29,599	7,293,786
RXO, Inc.(1)	28,243	485,780
Ryder System, Inc.	13,212	1,104,127
Schneider National, Inc., Class B	14,425	337,545
Union Pacific Corp.	41,114	8,513,476
XPO, Inc.(1)	28,243	940,209
		$22,724,096
Semiconductors & Semiconductor Equipment — 2.1%
Amkor Technology, Inc.	23,110	$554,178
Broadcom, Inc.	543	303,608
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
First Solar, Inc.(1)	21,223	$ 3,178,993
GlobalFoundries, Inc.(1)(2)	9,745	525,158
Intel Corp.	661,087	17,472,529
Marvell Technology, Inc.	29,429	1,090,050
Micron Technology, Inc.	192,135	9,602,907
MKS Instruments, Inc.	15,963	1,352,545
ON Semiconductor Corp.(1)	1,850	115,384
Silicon Laboratories, Inc.(1)	2,095	284,229
Skyworks Solutions, Inc.	1,738	158,384
Wolfspeed, Inc.(1)(2)	29,322	2,024,391
		$36,662,356
Software — 0.5%
Altair Engineering, Inc., Class A(1)	511	$23,235
AppLovin Corp., Class A(1)(2)	3,000	31,590
Bill.com Holdings, Inc.(1)	8,824	961,463
Black Knight, Inc.(1)	14,663	905,440
Clear Secure, Inc., Class A(2)	11,469	314,595
Dolby Laboratories, Inc., Class A	3,302	232,923
Elastic NV(1)	9,713	500,220
Guidewire Software, Inc.(1)	6,592	412,396
Informatica, Inc., Class A(1)	1,000	16,290
Paycor HCM, Inc.(1)	5,415	132,505
Rapid7, Inc.(1)	2,000	67,960
Roper Technologies, Inc.	4,264	1,842,432
SentinelOne, Inc., Class A(1)	40,909	596,862
Splunk, Inc.(1)	27,836	2,396,401
Tenable Holdings, Inc.(1)	2,000	76,300
		$8,510,612
Specialty Retail — 1.6%
Advance Auto Parts, Inc.	9,243	$1,358,998
AutoNation, Inc.(1)	7,551	810,222
Bath & Body Works, Inc.	47,879	2,017,621
Best Buy Co., Inc.	44,814	3,594,531
Burlington Stores, Inc.(1)	3,494	708,444
CarMax, Inc.(1)(2)	35,828	2,181,567
Dick's Sporting Goods, Inc.	12,122	1,458,155
GameStop Corp., Class A(1)(2)	55,640	1,027,114
Gap, Inc. (The)(2)	40,507	456,919
Lithia Motors, Inc., Class A	6,443	1,319,140
Penske Automotive Group, Inc.	6,216	714,405
Petco Health & Wellness Co., Inc.(1)	34,160	323,837
Ross Stores, Inc.	32,528	3,775,525
TJX Cos., Inc. (The)	87,508	6,965,637

Calvert
US Large-Cap Value Responsible Index Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Specialty Retail (continued)
Williams-Sonoma, Inc.	7,279	$ 836,503
		$ 27,548,618
Technology Hardware, Storage & Peripherals — 1.1%
Dell Technologies, Inc., Class C	61,210	$ 2,461,866
Hewlett Packard Enterprise Co.	297,226	4,743,727
HP, Inc.	230,877	6,203,665
NetApp, Inc.	29,672	1,782,100
Pure Storage, Inc., Class A(1)	23,514	629,235
Seagate Technology Holdings PLC	31,532	1,658,898
Western Digital Corp.(1)	61,941	1,954,239
		$19,433,730
Textiles, Apparel & Luxury Goods — 0.6%
Capri Holdings, Ltd.(1)	28,209	$1,616,940
Columbia Sportswear Co.	5,937	519,962
Hanesbrands, Inc.(2)	78,117	496,824
Levi Strauss & Co., Class A(2)	20,110	312,107
PVH Corp.	15,257	1,076,992
Ralph Lauren Corp.	10,265	1,084,703
Skechers USA, Inc., Class A(1)	29,851	1,252,249
Tapestry, Inc.	43,744	1,665,772
Under Armour, Inc., Class A(1)	8,707	88,463
VF Corp.	84,061	2,320,924
		$10,434,936
Thrifts & Mortgage Finance — 0.2%
Essent Group, Ltd.	26,017	$1,011,541
MGIC Investment Corp.	84,741	1,101,633
New York Community Bancorp, Inc.	122,715	1,055,349
Rocket Cos, Inc., Class A	29,308	205,156
TFS Financial Corp.	12,192	175,687
		$3,549,366
Trading Companies & Distributors — 0.7%
Air Lease Corp.	35,290	$1,355,842
Beacon Roofing Supply, Inc.(1)	8,934	471,626
Core & Main, Inc., Class A(1)	19,620	378,862
MSC Industrial Direct Co., Inc., Class A	18,296	1,494,783
United Rentals, Inc.(1)	12,265	4,359,226
Univar Solutions, Inc.(1)	67,858	2,157,885
W.W. Grainger, Inc.	448	249,200
WESCO International, Inc.(1)	10,145	1,270,154
		$11,737,578
Security	Shares	Value
Water Utilities — 0.5%
American Water Works Co., Inc.	36,125	$ 5,506,173
Essential Utilities, Inc.	66,322	3,165,549
		$ 8,671,722
Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc.(1)	38,399	$ 5,375,860
		$ 5,375,860
Total Common Stocks (identified cost $1,559,972,075)		$1,738,786,709

Short-Term Investments — 0.5%
Affiliated Fund — 0.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.11%(4)	3,110,482	$ 3,110,482
Total Affiliated Fund (identified cost $3,110,482)		$ 3,110,482
Securities Lending Collateral — 0.3%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.34%(5)	4,892,859	$ 4,892,859
Total Securities Lending Collateral (identified cost $4,892,859)		$ 4,892,859
Total Short-Term Investments (identified cost $8,003,341)		$ 8,003,341
Total Investments — 100.0% (identified cost $1,567,975,416)		$1,746,790,050
Other Assets, Less Liabilities — 0.0%(3)		$ 449,140
Net Assets — 100.0%		$1,747,239,190

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at December 31, 2022. The aggregate market value of securities on loan at December 31, 2022 was $13,665,431 and the total market value of the collateral received by the Fund was $13,943,306, comprised of cash of $4,892,859 and U.S. government and/or agencies securities of $9,050,447.
(3)	Amount is less than 0.05%.

Calvert
US Large-Cap Value Responsible Index Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2022.
(5)	Represents investment of cash collateral received in connection with securities lending.

The Fund did not have any open derivative instruments at December 31, 2022.
Affiliated Investments
At December 31, 2022, the value of the Fund’s investment in funds that may be deemed to be affiliated was $3,110,482, which represents 0.2% of the Fund’s net assets. Transactions in such funds by the Fund for the fiscal year to date ended December 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$2,436,597	$40,725,232	$(40,051,347)	$ —	$ —	$3,110,482	$25,835	3,110,482

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,738,786,709(1)	$ —	$ —	$1,738,786,709
Short-Term Investments:
Affiliated Fund	3,110,482	—	—	3,110,482
Securities Lending Collateral	4,892,859	—	—	4,892,859
Total Investments	$1,746,790,050	$ —	$ —	$1,746,790,050

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.